UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/04

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre             Springfield, MA            08/05/04


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$628191
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS INC                 COM              013104104     2856 107606.00SH       SOLE                107606.00
ALTERNATIVE TECH RES           COM              02145H104        2 30000.00 SH       SOLE                 30000.00
AMERICAN INT'L GROUP           COM              026874107    31519 442182.00SH       SOLE                442182.00
AUTOMATIC DATA PROC. INC       COM              053015103    12740 304201.00SH       SOLE                304201.00
AVERY DENNISON CORP            COM              053611109      239  3726.00 SH       SOLE                  3726.00
BANK NEW YORK INC              COM              064057102     2868 97273.00 SH       SOLE                 97273.00
BAXTER INTERNATIONAL INC       COM              071813109    19888 576299.00SH       SOLE                576299.00
BELLSOUTH                      COM              079860102      227  8674.00 SH       SOLE                  8674.00
BRISTOL MYERS SQUIBB           COM              110122108      317 12925.00 SH       SOLE                 12925.00
CAPITAL AUTOMOTIVE             COM              139733109      200  6824.00 SH       SOLE                  6824.00
CARDINAL HEALTHCARE            COM              14149Y108    32110 458387.00SH       SOLE                458387.00
CARNIVAL CORP.                 COM              143658300     6018 128036.00SH       SOLE                128036.00
CHEVRONTEXACO CORP             COM              166764100    10018 106452.00SH       SOLE                106452.00
CHITTENDEN CORP.               COM              170228100      710 20205.00 SH       SOLE                 20205.00
CINTAS CORP COM                COM              172908105    19804 415440.00SH       SOLE                415440.00
CITIGROUP, INC.                COM              172967101    18415 396018.69SH       SOLE                396018.69
COCA COLA CO COM               COM              191216100      357  7080.00 SH       SOLE                  7080.00
COMPUTER SCIENCES              COM              205363104     5267 113431.00SH       SOLE                113431.00
DUKE ENERGY CORP.              COM              264399106    22296 1098870.00SH      SOLE               1098870.00
DUPONT                         COM              263534109    17616 396585.00SH       SOLE                396585.00
EXXONMOBIL CORP                COM              30231G102    32057 721849.00SH       SOLE                721849.00
FANNIE MAE                     COM              313586109    24365 341439.00SH       SOLE                341439.00
GANNETT INC                    COM              364730101    19404 228690.00SH       SOLE                228690.00
GENERAL ELECTRIC               COM              369604103    25833 797308.00SH       SOLE                797308.00
GILLETTE CO COM                COM              375766102      233  5500.00 SH       SOLE                  5500.00
INTEL CORP                     COM              458140100    36839 1334749.00SH      SOLE               1334749.00
INTERNATL BUS MACH             COM              459200101    23409 265564.00SH       SOLE                265564.00
JOHNSON & JOHNSON              COM              478160104     6041 108462.00SH       SOLE                108462.00
KIMBERLY-CLARK CORP.           COM              494368103    31574 479271.00SH       SOLE                479271.00
LOWES COS INC COM              COM              548661107    15810 300857.00SH       SOLE                300857.00
MARRIOTT INTL CL A             COM              571903202    20404 409071.00SH       SOLE                409071.00
MCCORMICK CO.                  COM              579780206     9481 278867.00SH       SOLE                278867.00
MERCK & CO., INC               COM              589331107      304  6391.00 SH       SOLE                  6391.00
MICROSOFT CORP COM             COM              594918104    34552 1209815.00SH      SOLE               1209815.00
MINNESOTA MNG & MFG            COM              88579Y101      334  3716.00 SH       SOLE                  3716.00
NOKIA CORP SPONSORED ADR       COM              654902204      527 36220.00 SH       SOLE                 36220.00
PEPSICO INC COM                COM              713448108    14795 274593.00SH       SOLE                274593.00
PFIZER, INC                    COM              717081103    29742 867633.00SH       SOLE                867633.00
PITNEY BOWES                   COM              724479100     2017 45577.00 SH       SOLE                 45577.00
PROCTER & GAMBLE CO COM        COM              742718109      234  4306.00 SH       SOLE                  4306.00
SOUTHWEST AIRLINES             COM              844741108    18265 1089167.00SH      SOLE               1089167.00
SPDR TR UNIT SER 1             COM              78462F103     5688 49662.00 SH       SOLE                 49662.00
STAPLES INC COM                COM              855030102      331 11240.00 SH       SOLE                 11240.00
SUMMUS INC. (SUMU)             COM              866366107        4 20000.00 SH       SOLE                 20000.00
TARGET CORP COM                COM              87612E106     9440 222276.00SH       SOLE                222276.00
TCF FINANCIAL CORP.            COM              872275102    15077 259725.00SH       SOLE                259725.00
UNITED PARCEL SVC CL B         COM              911312106     9511 126527.00SH       SOLE                126527.00
UNITED TECHNOLOGIES            COM              913017109      833  9107.00 SH       SOLE                  9107.00
VERIZON COMMUNICATIONS         COM              92343V104      309  8536.00 SH       SOLE                  8536.00
VIACOM INC CL B                COM              925524308      484 13562.00 SH       SOLE                 13562.00
WELLS FARGO & CO               COM              949746101    16910 295471.00SH       SOLE                295471.00
WW WRIGLEY                     COM              982526105    19553 310115.00SH       SOLE                310115.00
WYETH                          COM              983024100      341  9437.00 SH       SOLE                  9437.00
TENNESSEE VALLEY AUTHORITY STR                  88059ebf0       20 20000.00 SH       SOLE                 20000.00